Income Taxes	12 Months Ended
Dec. 31, 2021
Income Taxes
Income Taxes

11.Income Taxes

Cayman Islands

Under the current tax laws of Cayman Islands, the Company is not subject to tax on income or capital gains arising from Cayman Islands. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Under the Hong Kong tax laws, the subsidiaries in Hong Kong are subject to the Hong Kong profits tax of 16.5% on its activities conducted in Hong Kong. Under the Hong Kong tax law, the subsidiary in Hong Kong is exempted from income tax on its foreign derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

PRC

The Company’s subsidiaries, the VIE and subsidiaries of the VIE in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the “EIT Law”), which was effective since January 1, 2008 except for certain entities eligible for preferential tax rates.

In accordance with the PRC Income Tax Laws, an enterprise awarded with the High and New Technology Enterprise (“HNTE”) certificate may enjoy a reduced EIT rate of 15%. The HNTE certificate is effective for a period of three years. An entity must file required supporting documents with the tax authority and ensure fulfillment of the relevant HNTE criteria before using the preferential rate. An entity could re-apply for the HNTE certificate when the prior certificate expires. Guangzhou Onion obtained HNTE certificate in December 2021 and is eligible to enjoy a preferential tax rate of 15% from 2021 to 2023.

The corporate income tax rate for Doubletree (Tibet) Trading Co., Ltd. is 15% based on the relevant tax regulations of Tibet Autonomous Region. The Tibet local government has exempted 40% of corporate income tax payable from enterprises in Tibet Autonomous Region for a period of three years commencing from January 1, 2018 to December 31, 2021. Therefore, Doubletree (Tibet) Trading Co., Ltd. enjoyed an effective tax rate of 9% for the years presented.

Dividends, interests, rent or royalties payable by the Company’s PRC subsidiaries, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

Korea

Under the Korean Corporate Income Tax Act, an entity in Korea is subject to corporate tax of 22% on its income for each business year. Payments of dividends by a Korea entity to non-Korea resident enterprises shall be subject to 22% withholding tax, unless the respective non-Korea resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with Korea that provides for a reduced withholding tax rate or an exemption from withholding tax.

11.Income Taxes (Continued)

The Group’s income/(loss) before income taxes consists of:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
PRC	23,514	103,301	(42,371)	(6,649)
Non-PRC	94,387	134,549	(317,544)	(49,830)
	117,901	237,850	(359,915)	(56,479)

The current and deferred components of income tax expense included in the consolidated statements of comprehensive (loss)/income are as follows:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Current income tax expense	23,184	27,595	13,712	2,150
Deferred income tax benefit	(8,117)	2,253	(20,745)	(3,255)
	15,067	29,848	(7,033)	(1,105)

The reconciliations of the income tax expenses for the years ended December 31, 2019, 2020 and 2021 were as follows:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
(Loss)/Income before income tax	117,901	237,850	(359,915)	(56,479)
PRC statutory tax rate	25%	25%	25%	25%
Income tax expense at PRC statutory tax rate of 25%	29,476	59,462	(89,979)	(14,120)
International rate differences	(6,001)	(11,379)	4,947	776
Share based compensation costs	—	—	87,527	13,735
Preferential rate differences	(13,977)	(10,258)	341	54
Research and development expenses	(3,375)	(3,108)	(1,432)	(225)
Non-deductible expenses	884	1,805	1,132	178
Non-taxable income	(1)	(25)	(58)	(9)
Statutory income/(expenses)	14,013	(11,690)	(19,489)	(3,058)
Changes in tax rate	(415)	—	—	—
Late payment surcharge	—	(50)	(33)	(5)
Changes in valuation allowance	(5,537)	5,091	10,011	1,569
	15,067	29,848	(7,033)	(1,105)

11.Income Taxes (Continued)

The significant components of the Group’s deferred tax assets were as follows:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Deferred tax assets, net
Tax losses	10,304	42,139	6,613
Depreciation	67	40	6
Accrued payroll expenses	1,572	754	118
Long-term investments impairment	2,700	1,620	254
Share of losses on equity method investments	794	525	82
Allowance for doubtful accounts	437	428	67
Less: valuation allowance	(9,667)	(18,554)	(2,911)
Deferred tax assets, net	6,207	26,952	4,229

The Group operates through several subsidiaries, the VIE and subsidiaries of the VIE. Valuation allowance is considered for each of the entities on an individual basis.

Realization of the net deferred tax assets is dependent on factors including future reversals of existing taxable temporary differences and adequate future taxable income, exclusive of reversing deductible temporary differences and tax loss or credit carry forwards. As of December 31, 2019, 2020 and 2021, valuation allowances were provided against deferred tax assets in entities which were in a three-year cumulative loss position.

As of December 31, 2019, 2020 and 2021, the Group had deductible tax losses of RMB29,403, RMB37,936 and RMB147,639 (US$23,168) mainly deriving from entities in the PRC and Hong Kong. The tax losses in Hong Kong can be carried forward without an expiration date. The tax losses in PRC can be carried forward for five years to offset future taxable profit, and the period was extended to 10 years for entities qualified as HNTE in 2018 and thereafter. Certain of the tax losses arising from the entities in the PRC will begin to expire in 2022, if not utilized.

The Group plans to indefinitely reinvest the undistributed earnings of its subsidiaries, the VIE and subsidiaries of the VIE located in the PRC. Therefore, no withholding tax has been accrued as of December 31, 2019, 2020 and 2021.

Unrecognized Tax Benefit

As of December 31, 2019, 2020 and 2021, the Group recorded unrecognized tax benefit of RMB2,183, RMB1,430 and RMB1,747 (US$274), respectively, among which, RMB1,367, RMB718 and RMB1,630 (US$256) were presented on a net basis against the deferred tax assets related to tax loss carry forwards on the consolidated balance sheets. The unrecognized tax benefit was mainly related to the cumulative under reporting of statutory profits before tax. It is possible that the amount of unrecognized benefit will further change in the next 12 months; however, an estimate of the range of the possible change cannot be made at this moment. As of December 31, 2021, the unrecognized tax benefits of RMBRMB1,747 (US$274), if ultimately recognized, will impact the effective tax rate. For the years ended December 31, 2019, 2020 and 2021, interest expense of RMB nil, RMB nil and RMB nil (US$ nil) was accrued in relation to the unrecognized tax benefit. Accumulated interest expenses recorded related to unrecognized tax benefit were RMB409, RMB409 and RMB409 (US$64) as of December 31, 2019, 2020 and 2021, respectively.

11.Income Taxes (Continued)

A reconciliation of the beginning and ending amount of unrecognized tax benefit was as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Balance at the beginning of the year	447	2,183	1,430	224
Increase	1,736	—	317	50
Decrease	—	(753)	—	—
Balance at the end of the year	2,183	1,430	1,747	274

In general, the PRC tax authorities have up to five years to conduct examinations of the tax filings of the Company’s PRC subsidiary, the VIE and subsidiaries of the VIE. Accordingly, the PRC tax filings from 2016 through 2021 remain open to examination by the respective tax authorities as of December 31, 2021. The Group may also be subject to the examinations of the tax filings in other jurisdictions, which are not material to the consolidated financial statements.